Segment and Geographic Area Information (Schedule Of Revenue And Operating Profit By Segment) (Details) (USD $)	3 Months Ended								12 Months Ended																										1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 customer		Dec. 31, 2011 installments customer		Dec. 31, 2010 customer		Dec. 31, 2012 Petroleum Additives [Member]		Dec. 31, 2011 Petroleum Additives [Member]		Dec. 31, 2010 Petroleum Additives [Member]		Dec. 31, 2012 Real Estate Development [Member]	Dec. 31, 2011 Real Estate Development [Member]	Dec. 31, 2010 Real Estate Development [Member]	Dec. 31, 2012 All Other [Member]	Dec. 31, 2011 All Other [Member]	Dec. 31, 2010 All Other [Member]	Dec. 31, 2012 Unallocated Amount to Segment [Member]	Dec. 31, 2011 Unallocated Amount to Segment [Member]	Dec. 31, 2010 Unallocated Amount to Segment [Member]	Dec. 31, 2012 Shell [Member]	Dec. 31, 2011 Shell [Member]	Dec. 31, 2010 Shell [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Apr. 30, 2012 Senior Notes [Member] 7.125% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 7.125% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 7.125% Senior Notes [Member]	Apr. 16, 2012 Senior Notes [Member] 7.125% Senior Notes [Member]	Dec. 31, 2012 Lubricant additives [Member] Petroleum Additives [Member]	Dec. 31, 2011 Lubricant additives [Member] Petroleum Additives [Member]	Dec. 31, 2010 Lubricant additives [Member] Petroleum Additives [Member]	Dec. 31, 2012 Fuel additives [Member] Petroleum Additives [Member]	Dec. 31, 2011 Fuel additives [Member] Petroleum Additives [Member]	Dec. 31, 2010 Fuel additives [Member] Petroleum Additives [Member]
Segment Reporting Information [Line Items]
Gain on legal settlement, net									$ 0		$ 38,656,000		$ 0		$ 0	[1]	$ 38,656,000	[1]	$ 0	[1]
Consolidated revenue	516,180,000	554,044,000	590,406,000	562,679,000	505,556,000	557,396,000	578,523,000	508,083,000	2,223,309,000	[2]	2,149,558,000	[2]	1,797,392,000	[2]	2,200,780,000		2,126,444,000		1,774,372,000		11,431,000	11,431,000	11,316,000	11,098,000	11,683,000	11,704,000													1,750,107,000	1,684,561,000	1,412,049,000	450,673,000	441,883,000	362,323,000
Petroleum additives before gain on legal settlement, net															371,964,000		309,626,000		299,053,000
Segment operating profit									385,279,000		358,185,000		308,456,000		371,964,000		348,282,000		299,053,000		7,043,000	7,042,000	7,000,000	6,272,000	2,861,000	2,403,000
Corporate, general, and administrative expenses									(154,209,000)		(151,602,000)		(136,967,000)														(20,192,000)	(16,709,000)	(20,330,000)
Interest and financing expenses, net									(10,815,000)		(18,820,000)		(17,261,000)
Loss on interest rate swap agreement									(5,346,000)	[3]	(17,516,000)	[3]	(10,324,000)	[3]
Loss on early extinguishment of debt									(9,932,000)	[4]	0	[4]	0	[4]																			(600,000)			(8,500,000)
Other income (expense), net									2,397,000		(1,423,000)		(545,000)
Income before income tax expense									341,391,000		303,717,000		259,996,000
Number of customers that exceeded threshold percentage									1		1		1
Net sales to individual customers exceeding 10% of consolidated revenue																														252,000,000	246,000,000	217,000,000
Percentage of consolidated revenue																														11.00%	11.00%	12.00%
Settlement agreement aggregate amount											45,000,000
Proceeds from legal settlements									5,050,000		25,000,000		0
Settlement agreement, stock issued for settlement, value											5,000,000
Settlement agreement, stock issued for settlement, shares											195,313
Settlement agreement, promissory notes issued, amount											15,000,000
Number of installments in promissory note payable											3
Annual installments amount											5,000,000
Percentage of simple interest on promissory note											1.00%
Maximum borrowing capacity under the revolving credit facility																																	650,000,000	300,000,000
Term of credit facility, years																																	5 years
Senior notes, interest rate																																					7.125%	7.125%
Debt instrument, maturity date																																			2016		2016
Senior notes aggregate principal amount redeemed	$ 428,789,000				$ 243,567,000				$ 428,789,000		$ 243,567,000																						$ 75,000,000	$ 22,000,000		$ 0	$ 150,000,000	$ 150,000,000

[1]	For 2011, the petroleum additives segment includes a net gain of $38.7 million related to a legal settlement. On September 13, 2011, we signed a settlement agreement with Innospec Inc. and its subsidiaries, Alcor Chemie Vertriebs GmbH and Innospec Ltd. (collectively, Innospec) which provided for mutual releases of the parties and dismissal of the actions with prejudice. Under the settlement agreement, Innospec will pay NewMarket an aggregate amount of approximately $45 million in a combination of cash, a promissory note, and stock, of which $25 million was paid in cash on September 20, 2011 and $5 million was paid in the form of 195,313 shares of unregistered Innospec Inc. common stock. Fifteen million dollars is payable in three equal annual installments of $5 million under the promissory note, which bears simple interest at 1% per year. The first installment was paid in September 2012. The gain is net of expenses related to the settlement of the lawsuit.
[2]	Net sales to one customer of our petroleum additives segment exceeded 10% of consolidated revenue in 2012, 2011, and 2010. Sales to Shell amounted to $252 million (11% of consolidated revenue) in 2012, $246 million (11% of consolidated revenue) in 2011, and $217 million (12% of consolidated revenue) in 2010. These sales represent a wide range of products sold to this customer in multiple regions of the world.
[3]	The loss on interest rate swap agreement represents the change, since the beginning of the reporting period, in the fair value of an interest rate swap which we entered into on June 25, 2009. We are not using hedge accounting to record the interest rate swap, and accordingly, any change in the fair value is immediately recognized in earnings.
[4]	In March 2012, we entered into a $650 million five-year unsecured revolving credit facility which replaced our previous $300 million unsecured revolving credit facility. In April 2012, we used a portion of this new credit facility to fund the early redemption of all of our outstanding 7.125% senior notes due 2016, representing an aggregate principal amount of $150 million. In May 2012, we used a portion of the new credit facility to repay the outstanding principal amount on the Foundry Park I, LLC mortgage loan agreement (mortgage loan). As a result, we recognized a loss on early extinguishment of debt of $9.9 million during the year ended December 31, 2012 from accelerated amortization of financing fees associated with the prior revolving credit facility, the 7.125% senior notes, and the mortgage loan, as well as costs associated with redeeming the 7.125% senior notes prior to maturity.